FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair value, by balance sheet grouping
The following table includes the estimated fair value and carrying value of those assets and liabilities.

(in thousands of $)		June 30,		December 31,
		2023		2022
	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash, cash equivalents	Level 1	449,830	449,830	332,329	332,329
Restricted cash	Level 1	91	91	72	72
Derivative instruments receivable	Level 2	58,673	58,673	55,515	55,515
Derivative instruments payable	Level 2	(126)	(126)	—	—
Floating rate long-term debt	Level 2	(1,716,106)	(1,729,934)	(1,563,657)	(1,579,878)
Fixed rate long- term debt	Level 2	(147,810)	(163,055)	(151,074)	(159,698)